Offsets	Mar. 16, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	INNOCAN PHARMA Corp
Form or Filing Type	F-1
File Number	333-288899
Initial Filing Date	Jul. 23, 2025
Fee Offset Claimed	$ 6,107.30
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares, no par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 17,471,776.00
Termination / Withdrawal Statement	(7)On July 23, 2025, the registrant filed a registration statement on Form F-1, as subsequently amended (File No. 333-288899) (the "Prior Registration Statement") with the Securities and Exchange Commission registering an indeterminate number of securities with a proposed maximum aggregate offering price of $40,403,482.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	INNOCAN PHARMA Corp
Form or Filing Type	F-1
File Number	333-288899
Initial Filing Date	Jul. 23, 2025
Fee Offset Claimed	$ 78.27
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares issuable upon exercise of the common warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 21,839,720.00
Termination / Withdrawal Statement	(7) On July 23, 2025, the registrant filed a registration statement on Form F-1, as subsequently amended (File No. 333-288899) (the "Prior Registration Statement") with the Securities and Exchange Commission registering an indeterminate number of securities with a proposed maximum aggregate offering price of $40,403,482.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	INNOCAN PHARMA Corp
Form or Filing Type	F-1
File Number	333-288899
Initial Filing Date	Jul. 23, 2025
Fee Offset Claimed	$ 0.20
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Ordinary shares issuable upon exercise of the Representative's Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,091,986.00
Termination / Withdrawal Statement	(7) On July 23, 2025, the registrant filed a registration statement on Form F-1, as subsequently amended (File No. 333-288899) (the "Prior Registration Statement") with the Securities and Exchange Commission registering an indeterminate number of securities with a proposed maximum aggregate offering price of $40,403,482.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INNOCAN PHARMA Corp
Form or Filing Type	F-1
File Number	333-288899
Filing Date	Jul. 23, 2025
Fee Paid with Fee Offset Source	$ 6,107.30
Offset Note	(8) Pursuant to Rule 457(p) under the Securities Act, the registration fee for this registration statement of $8,263.36 is being offset in part by the previously paid registration fee in connection with the Prior Registration Statement, which was withdrawn on February 23, 2026 and no securities were sold under the Prior Registration Statement.
Offset: 5
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INNOCAN PHARMA Corp
Form or Filing Type	F-1
File Number	333-288899
Filing Date	Aug. 04, 2025
Fee Paid with Fee Offset Source	$ 78.27
Offset Note	(8) Pursuant to Rule 457(p) under the Securities Act, the registration fee for this registration statement of $8,263.36 is being offset in part by the previously paid registration fee in connection with the Prior Registration Statement, which was withdrawn on February 23, 2026 and no securities were sold under the Prior Registration Statement.
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	INNOCAN PHARMA Corp
Form or Filing Type	F-1
File Number	333-288899
Filing Date	Sep. 30, 2025
Fee Paid with Fee Offset Source	$ 0.20
Offset Note	(8) Pursuant to Rule 457(p) under the Securities Act, the registration fee for this registration statement of $8,263.36 is being offset in part by the previously paid registration fee in connection with the Prior Registration Statement, which was withdrawn on February 23, 2026 and no securities were sold under the Prior Registration Statement.